Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2013, 2014 and 2015 (in millions):

	For the year ended December 31
	2013	2014	2015
	RMB	RMB	RMB
Contributions to medical and pension schemes	205.0	264.0	366.4
Other employee benefits	123.0	159.2	235.5

	328.0	423.2	601.9